BORROWINGS	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
BORROWINGS	BORROWINGS
(a)Corporate borrowings
The Corporation has bilateral credit facilities backed by large global banks. The credit facilities are available in Euros, British pounds, Australian dollars, U.S. dollars and Canadian dollars. Advances under the credit facilities bear interest at the specified SOFR, SONIA, EURIBOR, CORRA or BBSY rate plus 2.25%, or the specified base rate or prime rate plus 1.50%. The credit facilities require the Corporation to maintain a minimum tangible net worth and deconsolidated debt to capitalization ratio at the corporate level. The total capacity on the bilateral credit facilities is $2,450 million with a maturity date of June 29, 2031. The balance drawn on the bilateral credit facilities, net of deferred financing costs, as at June 30, 2026 was $1,629 million (December 31, 2025: $1,325 million).
The Corporation had $1 billion available on its revolving acquisition credit facility with Brookfield (the “Brookfield Credit Agreement”) as at June 30, 2026. The credit facility is guaranteed by the Corporation. The credit facility is available in U.S. dollars or Canadian dollars and advances are made by way of SOFR, CORRA, base rate or prime rate loans. The credit facility bears interest at the specified SOFR or CORRA rate plus 3.45%, or the specified base rate or prime rate plus 2.45%. The credit facility requires the Corporation to maintain a minimum deconsolidated net worth and contains restrictions on the ability of the borrowers and the guarantors to, among other things, incur certain liens or enter into speculative hedging arrangements. The maturity date of the credit facility is April 27, 2031, subject to automatic one year extensions occurring on April 27 of each year unless Brookfield provides written notice of its intention not to further extend the prevailing maturity date. The total available amount on the credit facility will decrease to $500 million on May 7, 2027. As at June 30, 2026, the credit facility remained undrawn.
The Corporation is currently in compliance with covenant requirements of its corporate borrowings and continues to monitor performance against such covenant requirements.
As at June 30, 2026, there were no funds on deposit from and/or placed with Brookfield (December 31, 2025: $nil). Refer to Note 18 for further details on the Deposit Agreements (defined herein) with Brookfield.
(b)Non-recourse subsidiary borrowings of the Corporation
Current and non-current non-recourse subsidiary borrowings of the Corporation as at June 30, 2026, net of deferred financing costs, premiums and discounts were $1,962 million and $41,231 million, respectively (December 31, 2025: $1,352 million and $41,072 million, respectively). Non-recourse borrowings in subsidiaries of the Corporation include borrowings made under subscription facilities of Brookfield-sponsored private equity funds.
Some of the Corporation’s operations have credit facilities in which they borrow and repay on a short-term basis. This movement has been shown on a net basis in the Corporation’s unaudited interim condensed consolidated statements of cash flow.
The Corporation has financing arrangements within its operating businesses that trade in public markets or are held at major financial institutions. The financing arrangements primarily comprise term loans, securitization programs, credit facilities and notes and debentures which are subject to fixed or floating interest rates. Most of these borrowings are not subject to financial maintenance covenants, however, some are subject to fixed charge coverage ratios, leverage ratios and minimum equity or liquidity covenants.
The Corporation principally finances assets at the subsidiary level with debt that is non-recourse to both the Corporation and to its other subsidiaries and is generally secured against assets within the respective subsidiaries. Moreover, debt instruments at the Corporation’s subsidiaries do not cross-accelerate or cross-default to debt at other subsidiaries. As at June 30, 2026, the Corporation’s subsidiaries were in compliance with all material covenant requirements and the Corporation continues to work with its businesses to monitor performance against such covenant requirements.